Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Operating loss carryforwards	$ 25,957,000	$ 19,582,000
Expiration period of operating loss carryforward	2031